Shareholder Fees - FidelityInternationalRealEstateFund-RetailPRO	Sep. 29, 2023 USD ($)
FidelityInternationalRealEstateFund-RetailPRO | Fidelity International Real Estate Fund
Shareholder Fees:
(fees paid directly from your investment)	none